NET FINANCE COSTS (Tables)	12 Months Ended
Dec. 31, 2018
Analysis of income and expense [abstract]
Disclosure of detailed information about net finance costs

For the years ended December 31
($ millions)	2018	2017
Interest expense on financial liabilities measured at amortized cost:
Loans and borrowings	268	162
Convertible debentures	6	9
Unwinding of discount rate	12	12
Gain in fair value of non-commodity-related derivative financial instruments	(4)	(8)
Loss on revaluation of conversion feature of convertible debentures	—	13
Foreign exchange gain and other	(3)	(3)
Net finance costs	279	185